UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-09425
                                                     -----------------

                    Advantage Advisers Whistler Fund, L.L.C.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  212-667-4225
                                                           -----------------

                        Date of fiscal year end:      March 31
                                                 -----------------

                       Date of reporting period:   June 30, 2008
                                                 -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     % OF
                                                   MEMBERS'                         06/30/2008
INVESTMENT FUND                                    CAPITAL          COST(a)        FAIR VALUE(b)
----------------------------------------------  -------------   ---------------  ----------------
Aristeia Partners, L.P.                                 4.00 %    $  6,784,713     $   8,572,066
Artis Partners 2X (Institutional), L.P.                 9.41        12,399,469        20,167,102
Blue Harbour Strategic Value Partners, LP               4.25        10,000,000         9,101,063
Camulos Partners LP                                     5.68        11,300,000        12,159,041
Castlerigg Partners, L.P.                               4.78         8,255,975        10,239,200
Cipher Composite Fund Limited Partnership               2.87         4,009,484         6,147,539
Citadel Derivates Group Investors LLC                   1.67         2,699,347         3,582,567
Citadel Tactical Trading LLC                            0.48           850,000         1,022,006
Citadel Wellington LLC                                  6.29         5,960,760        13,470,064
DKR SoundShore Oasis Fund L.P.                          5.05         9,500,000        10,816,212
Ecofin Global Utilities Hedge Fund LP                   3.74         8,000,000         8,017,787
Eos Partners, L.P.                                      0.80           948,263         1,714,333
Harbinger Capital Partners Fund I, L.P.                 9.17         4,572,457        19,644,387
Kingdon Associates                                      0.44         1,000,000           952,281
Lincoln Vale European Partners (U.S.) Fund L.P.         4.37         9,401,127         9,364,164
Longbow Infrastructure, L.P.                            6.73        13,000,000        14,428,528
Owl Creek II, L.P.                                      7.18         9,496,819        15,375,087
Pentwater Event Fund LLC                                5.08        12,000,000        10,887,089
QVT Associates LP                                       7.01        11,000,000        15,024,685
TCS Capital II, L.P.                                    3.81         5,689,581         8,155,649
Velite Energy LP                                        5.43         6,500,000        11,642,573
Viathon Capital Onshore Fund, L.P.                      3.44         8,000,000         7,371,817
Zais Opportunity Domestic Feeder Fund, LP               4.02         9,600,000         8,607,736
                                                -------------   ---------------  ----------------
TOTAL                                                 105.70 %    $170,967,995     $ 226,462,976
                                                -------------   ---------------  ----------------

OTHER ASSETS, LESS LIABILTIES*                         (5.70)%                       (12,207,941)
                                                -------------                    ----------------

MEMBERS' CAPITAL - NET ASSETS                         100.00 %                     $ 214,255,035
                                                =============                    ================


(a) At March 31, 2008, the cost of investments for Federal income tax purposes was estimated at $227,817,074. For Federal income tax purposes, at March 31, 2008, accumulated net unrealized appreciation on investments was $1,800,665 consisting of $17,129,669 gross unrealized appreciation and $15,329,004 gross unrealized depreciation.

(b) The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments for each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

* Includes $16,580,447 invested in a PNC Bank Money Market Account, which is 7.74% of net assets.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Standards No. 157, "Fair Value Measurements" (SFAS
     157). This standard clarifies the definition of the fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of the commencement of investment of operations, April 1, 2008. The three levels of fair value hierarchy under FAS 157 are described below:

     - Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

     - Level 2 -- observable inputs other than those in Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     - Level 3 -- unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The following is a summary of the inputs used as of June 30, 2008, in valuing the Company's assets at fair value:

                                                  SECURITIES SOLD      OTHER
                                  INVESTMENTS         NOT YET        FINANCIAL
   VALUATION INPUTS               IN SECURITIES      PURCHASED      INSTRUMENTS*
   ----------------------------   -------------   ---------------  -------------

                                  -------------   ---------------   ------------
   Level 1                        $        --     $          --     $       --
                                  -------------   ---------------   ------------
   Level 2                                 --                --             --
                                  -------------   ---------------   ------------
   Level 3                          226,462,976              --             --

                                  -------------   ---------------   ------------
   Total                          $ 226,462,976   $          --     $       --
                                  -------------   ---------------   ------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                  SECURITIES SOLD      OTHER
                                   INVESTMENTS        NOT YET        FINANCIAL
                                  IN SECURITIES      PURCHASED      INSTRUMENTS*
                                  -------------   ---------------  -------------

                                  -------------   ---------------  -------------
   Balances as of 03/31/08        $ 229,617,739   $          --    $        --
                                  -------------   ---------------  -------------
   Realized gain (loss)              17,330,847              --             --
                                  -------------   ---------------  -------------
   Change in unrealized
     appreciation (depreciation)     (2,397,610)             --             --
                                  -------------   ---------------  -------------
   Net purchases (sales)            (18,088,000)             --             --
                                  -------------   ---------------  -------------
   Net transfers in and out
     (Level 3)                             --                --             --
                                  -------------   ---------------  -------------
   Balance as of 06/30/08         $ 226,462,976   $          --    $        --
                                  -------------   ---------------  -------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Whistler Fund, L.L.C.
             ----------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         ---------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date:     August 5, 2008
      ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         ---------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date:     August 5, 2008
      ----------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         --------------------------------------------------
                             Vineet Bhalla,  Principal Financial Officer
                             (principal financial officer)

Date:     August 5, 2008
      ----------------------



* Print the name and title of each signing officer under his or her signature.